Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property and Equipment, Net
Property and Equipment, Net

NOTE 4 — Property and Equipment, Net

Property and equipment, net as of September 30, 2024 and December 31, 2023 consists of the following:

	Estimated useful life	September 30, 2024	December 31, 2023
Finance lease ROU asset	4-5 years	33,662	33,662
Computers and equipment	3-5 years	163,486	162,386
Less: Accumulated depreciation and amortization		(138,387)	(114,010)
Property and equipment, net		58,761	82,038

Depreciation and amortization were $8,137 and $24,376 for the three and nine months ended September 30, 2024, respectively. For the nine months ended September 30, 2024 and for the year ended December 31, 2023, the Company focused primarily on research and development which were expensed as incurred as the costs had no alternative future use.

NOTE 5 — Property and Equipment, Net

Property and equipment, net as of December 31, 2023 and 2022 consists of the following:

	Estimated	December 31,	December 31,
	useful life	2023	2022
Finance lease ROU asset	4 – 5 years	$33,662	$33,662
Computers and equipment	3 – 5 years	162,386	175,011
Less: Accumulated depreciation and amortization		(114,010)	(95,234)
Property and equipment, net		$82,038	$113,439

Depreciation and amortization were $36,634 and $52,545 for the years ended December 31, 2023, and 2022, respectively. Two assets in the amount of $17,858 were disposed of in the year ended December 31, 2023. Three assets in the amount of $132,281 were disposed of in the year ended December 31, 2022. During the years ended December 31, 2023, and 2022, the Company focused primarily on research and development which were expensed as incurred as the costs had no alternative future use.